Related Party Transactions - Schedule of List of Other Related Parties (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Infosys Foundation
Disclosure of transactions between related parties [line items]
CSR contribution	$ 51	$ 49